Real Estate Assets Business Combination, Proforma Income Statement (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income (loss) allocated to unitholders									$ 14,613,105	$ 17,414,885	$ 5,278,378
Unitholders' interest in net income (loss) per unit (basic and diluted)	$ 0.04	$ 0.06	$ 0	$ 0.10	$ 0.04	$ 0.08	$ 0	$ 0.19	$ 0.25	$ 0.40	$ 0.14
Eagle Village, Arboretum and Maples on 97th [Member] [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues										$ 47,562,142	$ 27,128,238
Net Income (loss)										17,715,489	4,428,949
Net income (loss) allocated to unitholders										$ 17,415,449	$ 5,260,661
Unitholders' interest in net income (loss) per unit (basic and diluted)										$ 0.40	$ 0.14